Significant accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) category	Dec. 31, 2021 CAD ($)
Concentration Risk [Line Items]
Number of categories | category	3
Daily and monthly payment terms (in days)	net 15 and net 60 days
Accounts receivable – holdback percentage	10.00%
Goodwill impairment	$ 0
COVID-19
Concentration Risk [Line Items]
Salary and wage subsidies	$ 0	$ 13,244,000
Reduction of cost of sales		12,489,000
Reduction in general and administrative costs		$ 755,000